35) Supplementary pension plans (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Sensitivity Analysis Increase Of 1 PP [Member] | Discount Rate [Member]
Sensitivity analysis of the benefit plan obligations
Rate	6.87% - 8.26%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (393,887)
Sensitivity Analysis Increase Of 1 PP [Member] | Medical Inflation [Member]
Sensitivity analysis of the benefit plan obligations
Rate	8.38% - 9.41%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 113,797
Sensitivity Analysis Decrease Of 1 PP [Member] | Discount Rate [Member]
Sensitivity analysis of the benefit plan obligations
Rate	4.87% - 6.26%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 470,116
Sensitivity Analysis Decrease Of 1 PP [Member] | Medical Inflation [Member]
Sensitivity analysis of the benefit plan obligations
Rate	6.38% - 7.41%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (95,008)